-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09000
                                   ---------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1450 Raleigh Road, Suite 220       Chapel Hill, North Carolina      27707
--------------------------------------------------------------------------------
              (Address of principal executive offices)              (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc.    1450 Raleigh Road    Chapel Hill, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                           ------------------------

Date of reporting period:       March 31, 2009
                           ------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 98.6%                                    VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY -- 9.2%
   164,425   Coach, Inc. (a)                                       $  2,745,898
    99,750   Tiffany & Co.                                            2,150,610
                                                                   ------------
                                                                      4,896,508
                                                                   ------------
             CONSUMER STAPLES -- 17.1%
   166,875   Avon Products, Inc.                                      3,209,006
    94,373   Cadbury PLC - ADR                                        2,859,502
    67,125   Diageo PLC - ADR                                         3,003,844
                                                                   ------------
                                                                      9,072,352
                                                                   ------------
             ENERGY -- 2.7%
    83,225   Chesapeake Energy Corp.                                  1,419,819
                                                                   ------------

             FINANCIALS -- 24.8%
   107,600   AFLAC, Inc.                                              2,083,136
    95,500   American Express Co.                                     1,301,665
    56,450   AON Corp.                                                2,304,289
        59   Berkshire Hathaway, Inc. - Class A (a)                   5,115,300
   100,450   Moody's Corp.                                            2,302,314
                                                                   ------------
                                                                     13,106,704
                                                                   ------------
             HEALTH CARE -- 10.2%
    30,750   Becton, Dickinson & Co.                                  2,067,630
    59,000   Medtronic, Inc.                                          1,738,730
    43,900   Zimmer Holdings, Inc. (a)                                1,602,350
                                                                   ------------
                                                                      5,408,710
                                                                   ------------
             INDUSTRIALS -- 6.9%
    37,875   3M Co.                                                   1,883,145
    41,750   United Technologies Corp.                                1,794,415
                                                                   ------------
                                                                      3,677,560
                                                                   ------------
             INFORMATION TECHNOLOGY -- 17.6%
   102,775   Cisco Systems, Inc. (a)                                  1,723,537
    25,000   eBay, Inc. (a)                                             314,000
    12,175   MasterCard, Inc. - Class A                               2,039,069
   120,225   Microsoft Corp.                                          2,208,533
   166,675   Oracle Corp. (a)                                         3,011,817
                                                                   ------------
                                                                      9,296,956
                                                                   ------------
             MATERIALS -- 10.1%
    56,550   Praxair, Inc.                                            3,805,249
    37,875   Syngenta AG - ADR                                        1,519,166
                                                                   ------------
                                                                      5,324,415
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $69,290,921)                $ 52,203,024
                                                                   ------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 1.3%                                  VALUE
--------------------------------------------------------------------------------

   675,679   First American Government Obligations Fund -
                Class Y, 0.14% (b) (Cost $675,679)                 $    675,679
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
                (Cost $69,966,600)                                 $ 52,878,703

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%               38,192
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 52,916,895
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

OAK VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Securities of Oak Value Fund (the "Fund") are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2009:

            Cost of portfolio investments              $ 70,020,721
                                                       ============

            Gross unrealized appreciation              $  5,711,263

            Gross unrealized depreciation               (22,853,281)
                                                       ------------

            Net unrealized depreciation                $(17,142,018)
                                                       ============

The difference between the federal income tax cost of portfolio of investments and the schedule of investment cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                              --------------------------------------------------
                                    Larry D. Coats, Jr., President

Date          May 4, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                              --------------------------------------------------
                                    Larry D. Coats, Jr., President

Date          May 4, 2009
         --------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 4, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.